UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Spectra Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE SPECTRA FUNDS

SPECTRA FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 91.3%
AEROSPACE & DEFENSE- 3.8%
Boeing Company	3,800	$316,084
General Dynamics Corporation	86,200	7,280,452
Lockheed Martin Corporation	37,200	4,014,624
		11,611,160

AGRICULTURE- .7%
Mosaic Co. *	24,200	2,202,442

APPAREL- 1.0%
American Apparel Inc.*	247,600	3,119,760

AUTO COMPONENTS- .2%
LKQ Corporation*	32,800	586,792

AUTO EQUIPMENT & SERVICE- .2%
Cummins Inc.	12,000	579,360

BIOTECHNOLOGY- 3.3%
BioMarin Pharmaceutical Inc.	61,800	2,290,308
Cephalon, Inc.*	21,400	1,404,482
Genentech, Inc.*	27,900	1,958,301
Gilead Sciences, Inc. *	32,100	1,466,649
ImClone Systems Incorporated*	44,500	1,934,415
Onyx Pharmaceuticals, Inc.*	21,700	1,031,401
		10,085,556

CASINOS & RESORTS- 2.4%
Bally Technologies Inc.*	151,500	7,217,460

CHEMICALS- 1.0%
Zoltek Companies, Inc.*	83,800	3,058,700

COMMERCIAL BANKS- .9%
PNC Financial Services Group	41,500	2,723,230

COMMUNICATION EQUIPMENT- 3.2%
NICE Systems Ltd. ADR*#	72,300	2,213,103
Polycom, Inc.*	41,100	1,037,775

Research In Motion Limited*	41,500	3,896,020
Sonus Networks, Inc.*	583,000	2,384,470
		9,531,368

COMPUTER SERVICES- 2.7%
Digital River, Inc.*	1,900	71,250
Satyam Computer Services- ADR#	139,700	3,401,695
Tele Atlas NV	114,600	4,525,085
		7,998,030

COMPUTER TECHNOLOGY- 2.3%
Atheros Communications*	123,600	3,375,516
NAVTEQ*	47,160	3,485,124
		6,860,640
COMPUTERS & PERIPHERALS- 4.5%
Apple Computer, Inc.*	28,500	3,857,760
Memc Electronic Materials, Inc.*	38,700	2,765,502
NCR Corporation*	256,400	5,507,472
Network Appliance, Inc. *	63,100	1,465,182
		13,595,916

CONGLOMERATE- .8%
ITT Corporation	42,800	2,543,604

CONSTRUCTION & ENGINEERING- .2%
Chicago Bridge & Iron Company N.V.	12,600	560,574

CONTAINERS & PACKAGING- 1.2%
Pactiv Corporation*	129,900	3,716,439

DIVERSIFIED FINANCIAL SERVICES- .4%
Lehman Brothers Holdings Inc.	16,900	1,084,473

DRUGS & PHARMACEUTICALS- 1.1%
United Therapeutics Corporation*	39,400	3,308,812

ELECTRONICS- .1%
SONY CORPORATION ADR#	9,100	432,159

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- .9%
Mellanox Technologies Ltd.*	172,339	2,728,126

ENERGY- 2.4%
First Solar, Inc.*	15,100	2,744,727
JA Solar Holdings Co. Ltd. ADR*#	89,600	4,554,368
		7,299,095

ENERGY EQUIPMENT & SERVICES- 4.9%
National-Oilwell Varco Inc.*	12,800	770,944
Transocean Inc. ADR#	57,748	7,079,905
Weatherford International Ltd.*	114,300	7,064,883
		14,915,732

FINANCE- .5%
IntercontinentalExchange Inc. *	9,800	1,371,608

FINANCIAL SERVICES- 6.0%
AllianceBernstein Holding LP	33,500	2,224,065
BM&F (Bolsa de Mercadorias e Futuros)*	47,900	431,801
Bovespa Holding SA*	147,250	2,145,552
CME Group Inc.	225	139,253
Lazard Ltd.	74,900	2,960,048
Nymex Holdings Inc.*	90,800	10,442,000
Riskmetrics Group Inc.*	9,100	192,829
		18,535,548

FOOD & STAPLES RETAILING- 1.3%
CVS Caremark Corporation	98,900	3,864,023

HEALTH CARE EQUIPMENT & SUPPLIES- 2.1%
Hologic, Inc.*	39,300	2,529,348
Illumina, Inc.	32,500	2,070,250
Intuitive Surgical, Inc.*	6,300	1,600,200
		6,199,798

HEALTH CARE PROVIDERS & SERVICES- 2.3%
Aetna Inc.	58,200	3,099,732
Cardinal Health, Inc.	21,200	1,228,964
Community Health Systems Inc.*	79,300	2,545,530
		6,874,226

HOTELS, RESTAURANTS & LEISURE- 4.0%
Accor SA	145,200	11,091,242
Penn National Gaming, Inc.*	20,100	1,048,215
		12,139,457

HOUSEHOLD DURABLES- .5%
Garmin Ltd.	21,500	1,551,225

INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	113,800	3,175,020

INTERNET & CATALOG RETAIL- 1.5%
eBay Inc.*	165,100	4,439,539

INTERNET SOFTWARE & SERVICES- 3.7%
DealerTrack Holdings Inc.*	22,355	602,691
SINA Corp.*	174,400	6,923,680
Yahoo! Inc. *	184,800	3,544,464
		11,070,835

LEISURE EQUIPMENT & PRODUCTS- .1%
Smith & Wesson Holding Corporation*	88,900	422,275

MACHINERY- 1.2%
Oshkosh Truck Corporation*	76,500	3,500,640

MEDIA- .9%
Dolby Laboratories Inc. Cl. A*	1,200	51,708
Focus Media Holding Limited ADR*#	54,500	2,618,725
		2,670,433

MEDICAL PRODUCTS- 3.8%
Inverness Medical Innovations, Inc.*	250,561	11,287,773

METALS- .3%
MBMI Resources Inc.*	138,400	96,091
Uranium One, Inc.*	133,000	920,786
		1,016,877

METALS & MINING- 1.0%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	34,100	3,035,923

OIL & GAS- .8%
Aegean Marine Petroleum Network Inc.	49,300	1,611,617
Cabot Oil & Gas Corporation	9,800	379,162
Range Resources Corporation	300	15,666
Warren Resources Inc.*	38,600	490,992
		2,497,437

OIL AND GAS EXPLORATION SERVICES- 1.1%
Petrobank Energy and Resources Ltd.*	63,300	3,166,253

PHARMACEUTICALS- 3.7%
Abbott Laboratories	135,800	7,645,540
Merck & Co. Inc.	54,600	2,526,888
Pharmion Corp.*	15,800	1,089,410
		11,261,838

REAL ESTATE- .6%
Digital Realty Trust, Inc.	51,700	1,847,241

RETAIL- 1.1%
Sothebys Holdings Inc., Cl. A	107,100	3,327,597

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 4.4%
Intel Corporation	186,900	3,962,280
Lam Research Corporation*	48,700	1,869,593
Tessera Technologies Inc.*	155,685	6,098,182
Varian Semiconductor Equipment Associates, Inc.*	41,300	1,330,273
		13,260,328

SOFTWARE- 4.2%
Microsoft Corporation	96,300	3,139,380
Net 1 UEPS Technologies, Inc.*	97,100	2,784,828
Solera Holdings Inc.*	126,700	2,887,493
TomTom NV*	71,900	3,952,052
		12,763,753

TELECOMMUNICATIONS- .6%
Hughes Communications Inc.*	14,038	720,851
SAVVIS, Inc.*	58,000	1,171,600
		1,892,451

TEXTILES & APPAREL- .5%
Iconix Brand Group, Inc.*	74,500	1,548,855

TEXTILES, APPAREL & LUXURY GOODS- .3%
Deckers Outdoor Corporation*	6,900	836,556

TOBACCO- 4.2%
Altria Group, Inc.	168,400	12,768,088

WIRELESS TELECOMMUNICATION SERVICES- 1.3%
America Movil S.A. de C.V. Series L ADR#	29,300	1,755,363
NII Holdings Inc. Cl. B*	51,000	2,175,660
		3,931,023

TOTAL COMMON STOCKS (Cost $296,761,856)		276,016,048

	CONTRACTS
PURCHASED OPTIONS- .6%
PUT OPTIONS
Apple Inc./February/155	416	838,240
Fannie Mae/February/32	1,270	196,850
Freddie Mac/February/30	1,036	196,840
Nasdaq 100/February/1850	100	610,000

Total Purchased Put Options (Cost $2,134,708)		1,841,930

CALL OPTIONS
Tessera Technologies Inc./March/40 (Cost $78,884)	325	86,125

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS- 6.1%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $18,290,000)	$18,290,000	18,290,000

Total Investments (Cost $317,265,448) (a)	98.0%	296,234,103
Other Assets in Excess of Liabilities	2.0	6,098,369
NET ASSETS	100.0%	$302,332,472

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $317,265,448 amounted to $21,031,345 which consisted of aggregate gross unrealized appreciation of $13,477,269 and aggregate gross unrealized depreciation of $34,508,614.

		SHARES SUBJECT
	CONTRACTS	TO CALL/PUT	VALUE
PUT OPTIONS WRITTEN
Apple Inc./February/140
(Premiums Received $183,990)	416	41,600	$301,600
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $183,990)			$301,600

THE SPECTRA FUNDS

GREEN FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 87.5%

AEROSPACE & DEFENSE- 2.9%
BE Aerospace, Inc.*	2,675	$103,282
Boeing Company	4,520	375,974
General Dynamics Corporation	2,045	172,721
		651,977

AGRICULTURE- .8%
Mosaic Co. *	1,915	174,284

APPAREL- 1.6%
American Apparel Inc.*	28,095	353,997

AUTO COMPONENTS- 2.2%
BorgWarner, Inc.	7,860	397,795
LKQ Corporation*	5,910	105,730
		503,525

AUTO EQUIPMENT & SERVICE- 2.6%
Cummins Inc.	5,780	279,058
Tenneco Inc.*	11,700	309,699
		588,757

BEVERAGES- 1.4%
Coca-Cola Company	3,505	207,391
Hansen Natural Corporation*	2,920	112,595
		319,986

BIOTECHNOLOGY- 2.9%
BioMarin Pharmaceutical Inc.	5,780	214,207
Genentech, Inc.*	3,885	272,688
Gilead Sciences, Inc. *	3,520	160,829
		647,724

CAPITAL MARKETS- 1.6%
Goldman Sachs Group, Inc.	1,290	258,993
T. Rowe Price Group Inc.	1,985	100,421
		359,414

CHEMICALS- 2.5%
Bayer AG	2,665	217,611
Zoltek Companies, Inc.*	9,745	355,692
		573,303

COMMERCIAL BANKS- 1.0%
PNC Financial Services Group	3,430	225,077

COMMERCIAL SERVICES & SUPPLIES -.5%
Valassis Communications, Inc.*	12,605	120,504

COMMUNICATION EQUIPMENT- 1.6%
Cisco Systems, Inc.*	15,205	372,522

COMPUTER SERVICES- .8%
GSI Commerce, Inc.*	11,110	180,871

COMPUTER TECHNOLOGY- 1.3%
NAVTEQ*	3,850	284,515

COMPUTERS & PERIPHERALS- 5.2%
Apple Computer, Inc.*	2,885	390,514
EMC Corporation *	13,755	218,292
Hewlett-Packard Company	5,055	221,156
Memc Electronic Materials, Inc.*	4,680	334,433
		1,164,395

CONSTRUCTION & ENGINEERING- .5%
McDermott International, Inc.*	2,390	112,760

DIVERSIFIED FINANCIAL SERVICES- .5%
Lehman Brothers Holdings Inc.	1,745	111,977

DRUGS & PHARMACEUTICALS- .7%
United Therapeutics Corporation*	1,935	162,501

ELECTRONICS- 1%
SONY CORPORATION ADR#	4,955	235,313

ELECTRONIC EQUIPMENT & INSTRUMENTS- .3%
Trimble Navigation Limited*	2,425	64,141

ENERGY- 2.2%
First Solar, Inc.*	1,185	215,397
JA Solar Holdings Co. Ltd. ADR*#	4,810	244,492
SunPower Corporation Cl. A	465	32,127
		492,016

ENERGY EQUIPMENT & SERVICES- 1.9%
Cameron International Corp.*	5,225	210,358
Transocean Inc. ADR#	1,812	222,151
		432,509

FINANCE- 1.1%
IntercontinentalExchange Inc. *	1,820	254,727

FINANCIAL INFORMATION SERVICES- .4%
GFI Group Inc.*	1,085	95,708

FINANCIAL SERVICES- 2.5%
AllianceBernstein Holding LP	2,373	157,543
CME Group Inc.	170	105,213
Nymex Holdings Inc.*	2,735	314,525
		577,281

FOOD & STAPLES RETAILING- 1.0%
Whole Foods Market, Inc.	5,745	226,583

FREIGHT & LOGISTICS- .9%
FedEx Corp.	1,125	105,165
United Parcel Service, Inc. Cl. B	1,180	86,329
		191,494

HEALTH CARE- .8%
WellPoint Inc. *	2,345	183,379

HEALTH CARE EQUIPMENT & SUPPLIES- 2.5%
Hologic, Inc.*	3,225	207,561
Intuitive Surgical, Inc.*	750	190,500
Zimmer Holdings, Inc.*	2,170	169,846
		567,907

HOTELS, RESTAURANTS & LEISURE- 2.4%
Accor SA	3,415	260,858
Panera Bread Company CI A		113,340
Starbucks Corporation	8,780	166,030
		540,228

HOUSEHOLD DURABLES- 1.5%
Garmin Ltd.	4,635	334,415

HOUSEHOLD PRODUCTS- 1.0%
Procter & Gamble Company	3,259	214,931

INDUSTRIAL CONGLOMERATES- 1.1%
General Electric Company	6,945	245,922

INSURANCE- 1.5%
American International Group, Inc.	2,260	124,662
Covanta Holding Corporation*	8,210	208,452
		333,114

INTERNET & CATALOG RETAIL- 1.1%
eBay Inc.*	8,900	239,321

INTERNET SOFTWARE & SERVICES- 2.6%
Google Inc. Cl. A*	420	237,006
Vocus, Inc.*	4,115	121,063
Yahoo! Inc. *	11,538	221,299
		579,368

MACHINERY- 2.6%
Bucyrus International, Inc. Cl. A	1,175	108,934
Deere & Co	5,460	479,170
		588,104

MEDIA- .9%
Focus Media Holding Limited ADR*#	4,270	205,173

MEDICAL PRODUCTS- 1.9%
Inverness Medical Innovations, Inc.*	4,610	207,681
Metabolix, Inc.*	11,520	210,010
		417,691

METALS & MINING- .4%
Teck Cominco Limited	2,960	96,614

OIL & GAS- 4.4%
Aegean Marine Petroleum Network Inc.	8,930	291,922
BP PLC Sponsored ADR#	3,920	249,900
Praxair, Inc.	2,665	215,625
Valero Energy Corporation	3,780	223,738
		981,185

OIL AND GAS EXPLORATION SERVICES- .6%
Petrobank Energy and Resources Ltd.*	2,710	135,554

PHARMACEUTICALS- 4.7%
Abbott Laboratories	3,610	203,243
Johnson & Johnson	4,435	280,558
Pfizer Inc.	4,090	95,665
Schering-Plough Corporation	11,560	226,229
Teva Pharmaceutical Industries Ltd.ADR#	5,205	239,638
		1,045,333

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.4%
Cree, Inc.*	2,965	87,616

Intel Corporation	13,705	290,546
Lam Research Corporation*	4,015	154,136
		532,298

SOFTWARE- 5.8%
Activision, Inc.*	3,870	100,117
Adobe Systems Incorporated	4,815	168,188
Electronic Arts Inc.*	5,745	272,141
Longtop Financial Technologies Limited*	5,095	92,984
Microsoft Corporation	12,315	401,469
Solera Holdings Inc.*	11,860	270,289
		1,305,188

SPECIALTY RETAIL- 2.7%
Crocs, Inc.*	7,835	272,580
Lowe’s Companies, Inc.	3,865	102,191
Urban Outfitters, Inc.*	8,155	236,495
		611,266

TEXTILES & APPAREL- 2.1%
Iconix Brand Group, Inc.*	22,075	458,939

TEXTILES, APPAREL & LUXURY GOODS- 2.1%
Deckers Outdoor Corporation*	2,800	339,472
NIKE, Inc. Cl. B	2,185	134,946
		474,418

WASTE MANAGEMENT- .5%
Darling International Inc.*	10,245	118,842

TOTAL COMMON STOCKS (Cost $19,525,003)		19,573,711

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS- 18.3%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $4,107,000)	$4,107,000	4,107,000

Total Investments (Cost $23,632,003) (a)	105.8%	23,794,051
Liabilities in Excess of Other Assets	(5.8)	(1,297,984)
NET ASSETS	100.0%	$22,496,067

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,632,003 amounted to $162,048 which consisted of aggregate gross unrealized appreciation of $1,294,815 and aggregate gross unrealized depreciation of $1,132,768.

THE SPECTRA FUNDS

ALCHEMY FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 88.1%
APPAREL- 1.0%
Guess?, Inc.	609	$22,722

AUTO EQUIPMENT & SERVICE- 1.7%
Cummins Inc.	840	40,555

BEVERAGES- .7%
Hansen Natural Corporation*	455	17,545

BIOTECHNOLOGY- 6.6%
BioMarin Pharmaceutical Inc.	490	18,159
Celgene Corporation*	397	22,276
Genentech, Inc.*	652	45,764
Gilead Sciences, Inc. *	525	23,987
ImClone Systems Incorporated*	1,041	45,252
		155,438

BUSINESS SERVICES- .7%
Quanta Services Inc.*	600	13,152
TeleTech Holdings Inc.*	218	4,301
		17,453

CASINOS & RESORTS- 6.2%
Bally Technologies Inc.*	3,047	145,159

COMMERCIAL BANKS- .8%
Boston Private Financial Holdings, Inc.	780	17,807

COMMERCIAL SERVICES & SUPPLIES- .3%
Monster Worldwide Inc.*	247	6,879

COMMUNICATION EQUIPMENT- 3.6%
NICE Systems Ltd. ADR*#	470	14,387
Polycom, Inc.*	945	23,861
Research In Motion Limited*	386	36,238
Sonus Networks, Inc.*	2,464	10,078
		84,564

COMPUTER SERVICES- 2.1%
ANSYS, Inc.*	954	33,304
Digital River, Inc.*	436	16,350
		49,654

COMPUTER TECHNOLOGY- 1.2%
Atheros Communications*	1,016	27,747

COMPUTERS & PERIPHERALS- 3.3%
Apple Computer, Inc.*	208	28,155
Hewlett-Packard Company	590	25,813
Memc Electronic Materials, Inc.*	266	19,008
Network Appliance, Inc. *	231	5,364
		78,340

CONSTRUCTION & ENGINEERING- 2.3%
Chicago Bridge & Iron Company N.V.	1,232	54,812

CONTAINERS & PACKAGING- 1.4%
Clarcor Inc.	382	14,329
Greif Inc.	273	17,963
		32,292

CORRECTIONAL FACILITIES- 1.1%
The Geo Group Inc.*	1,048	25,068

DRUGS & PHARMACEUTICALS- 1.1%
United Therapeutics Corporation*	299	25,110

ENERGY- 1.0%
JA Solar Holdings Co. Ltd. ADR*#	447	22,721

ENERGY EQUIPMENT & SERVICES- 2.1%
Cameron International Corp.*	402	16,185
National-Oilwell Varco Inc.*	530	31,922
		48,107

FINANCE- 1.8%
IntercontinentalExchange Inc. *	296	41,428

FINANCIAL SERVICES- 3.7%
CME Group Inc.	75	46,418
Lazard Ltd.	539	21,301
Nymex Holdings Inc.*	167	19,205
		86,924

FOOD & BEVERAGES- 1.0%
Central European Distribution Corporation*	443	23,289

FOOD & STAPLES RETAILING- 1.8%
Whole Foods Market, Inc.	1,050	41,412

HEALTH CARE EQUIPMENT & SUPPLIES- .8%
Hologic, Inc.*	305	19,630

HOTELS, RESTAURANTS & LEISURE- .9%
Starbucks Corporation	1,048	19,818

HOUSEHOLD DURABLES- .3%
Garmin Ltd.	100	7,215

HOUSEHOLD PRODUCTS- .9%
Procter & Gamble Company	333	21,961

INFORMATION TECHNOLOGY SERVICES- 1.9%
Cognizant Technology Solutions Corporation Cl. A*	1,574	43,915

INTERNET & CATALOG RETAIL- 1.6%
eBay Inc.*	1,380	37,108

INTERNET SOFTWARE & SERVICES- 1.9%
DealerTrack Holdings Inc.*	353	9,517
SINA Corp.*	350	13,895
Yahoo! Inc. *	1,108	21,251
		44,663

IT SERVICES- 1.1%
Infosys Technologies Limited	485	20,079
WNS Holdings Limited*	280	4,875
		24,954

MACHINERY- 4.2%
Bucyrus International, Inc. Cl. A	702	65,082
Oshkosh Truck Corporation*	743	34,000
		99,082

MEDICAL PRODUCTS- .7%
Inverness Medical Innovations, Inc.*	109	4,910
Savient Pharmaceuticals Inc. *	592	11,455
		16,365

METALS- 1.5%
Titanium Metals Corporation*	555	12,066
Uranium One, Inc.*	3,461	23,961
		36,027

METALS & MINING- 1.0%
Paladin Resources Limited*	6,000	24,330

MULTILINE RETAIL- 1.1%
Macy’s Inc.	901	24,904

OIL: CRUDE PRODUCERS- 1.0%
Concho Resources Inc.	1,174	23,832

PHARMACEUTICALS- 5.4%
Barr Pharmaceuticals, Inc.*	344	17,953
Merck & Co. Inc.	1,426	65,995
Mylan Laboratories Inc.	755	11,257
Schering-Plough Corporation	1,627	31,840
		127,045

REAL ESTATE- .8%
Digital Realty Trust, Inc.	533	19,044

RETAIL- .7%
Sothebys Holdings Inc., Cl. A	534	16,591

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.2%
Lam Research Corporation*	498	19,118
ON Semiconductor Corporation*	1,820	11,794
Varian Semiconductor Equipment Associates, Inc.*	624	20,099
		51,011

SOFTWARE- 3.7%
Concur Technologies, Inc.*	927	32,501
Net 1 UEPS Technologies, Inc.*	629	18,040
Solera Holdings Inc.*	1,112	25,342
Synchronoss Technologies Inc. *	471	10,032
		85,915

SPECIALTY RETAIL- 4.0%
Abercrombie & Fitch Co. Cl. A	350	27,891
Urban Outfitters, Inc.*	2,241	64,989
		92,880

TEXTILES & APPAREL- 1.7%
Iconix Brand Group, Inc.*	1,963	40,811

TEXTILES, APPAREL & LUXURY GOODS- 2.4%
Deckers Outdoor Corporation*	459	55,649

TOBACCO- 1.6%
Altria Group, Inc.	486	36,849

WIRELESS TELECOMMUNICATION SERVICES- 1.2%
SBA Communications Corporation Cl. A*	939	27,804

TOTAL COMMON STOCKS (Cost $2,090,574)		2,062,429

Total Investments (Cost $2,090,574) (a)	88.1%	2,062,429
Other Assets in Excess of Liabilities	11.9	277,952
NET ASSETS	100.0%	$2,340,381

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,090,574 amounted to $28,145 which consisted of aggregate gross unrealized appreciation of $220,195 and aggregate gross unrealized depreciation of $248,340.

THE SPECTRA FUNDS

INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 88.2%
UNITED STATES- 2.6%

FOOD & BEVERAGES- 1.4%
Central European Distribution Corporation*	934	$49,100

SOFTWARE- 1.2%
SONY CORPORATION	831	39,265

TOTAL UNITED STATES (Cost $93,115)		88,365

AUSTRALIA- 1.5%

COMMERCIAL BANKS- .5%
Commonwealth Bank of Australia	369	16,547

COMMERCIAL SERVICES & SUPPLIES- .1%
Brambles Limited*	479	4,642

METALS- .3%
Rio Tinto Limited	99	11,121

METALS & MINING- .6%
BHP Billiton Limited	612	20,433

TOTAL AUSTRALIA (Cost $59,615)		52,743

BELGIUM- .6%

DIVERSIFIED FINANCIAL SERVICES- .1%
Dexia SA	171	4,135

FOOD & BEVERAGES- .3%
InBev NV	102	8,383

TELEPHONES- .3%
Belgacom SA	214	10,422

TOTAL BELGIUM (Cost $23,728)		22,940

BERMUDA- 2.8%

FINANCIAL SERVICES- 2.3%
Lazard Ltd.	2,022	79,909

INSURANCE- .5%
Max Capital Group LTD	559	15,870

TOTAL BERMUDA (Cost $109,945)		95,779

BRAZIL- 6.6%

METALS & MINING- 2.7%
Companhia Vale do Rio Doce (CVRD) ADR#	3,132	93,897

OIL & GAS- 3.5%
Petroleo Brasileiro S. A. ADR#	1,071	119,031

FINANCIAL SERVICES- .4%
Bovespa Holding SA*	962	14,017

TOTAL BRAZIL (Cost $116,997)		226,945

CANADA- .6%

METALS- .6%
Uranium One, Inc.*	2,881	19,946

TOTAL CANADA (Cost $33,542)		19,946

CHINA- 5.2%

CONSTRUCTION & ENGINEERING- .4%
China National Building Material Company Ltd.*	6468	14,520

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- .5%
Spreadtrum Communications, Inc. ADR*#	1,772	16,834

ENERGY- .6%
JA Solar Holdings Co. Ltd. ADR*#	391	19,875

HOTELS AND OTHER LODGING PLACES- .4%
Ctrip.com International Ltd. ADR*#	344	15,707

INSURANCE- .4%
China Intl. Life Insurance Co. Cl. H *	3,454	12,439

INTERNET SOFTWARE & SERVICES- 1.7%
Netease.com Inc. ADR*	1,034	18,684
SINA Corp.*	976	38,747
		57,431

MEDIA- .6%
Focus Media Holding Limited ADR*#	404	19,412

MEDICAL SERVICES- .2%
WuXi PharmaTech Cayman Inc. *	335	8,439

METALS & MINING- .3%
Yanzhou Coal Company Limited	6,339	10,697

RETAIL- .1%
China Nepstar Chain Drugstore Limited*	392	4,747

TOTAL CHINA (Cost $187,083)		180,101

DENMARK- .5%

ENERY EQUIPMENT & SERVICES- .5%
Vestas Wind Systems A/S	182	17,602

TOTAL DENMARK (Cost $17,138)		17,602

FINLAND- 1.5%

INSURANCE- .2%
Sampo Oyj	326	8,537

TELECOMMUNICATIONS EQUIPMENT- 1.3%
Nokia Oyj	1179	43,236

TOTAL FINLAND (Cost $54,929)		51,773

FRANCE- 6.8%

HOTELS, RESTAURANTS & LEISURE- 1.9%
Accor SA	839	64,088

LEISURE EQUIPMENT & PRODUCTS- 1.2%
UbiSoft Entertainment SA*	455	41,184

METALS- 1.3%
Vallourec SA	227	45,438

UTILITY- 2.4%
Veolia Environnement	1,008	82,572

TOTAL FRANCE- (Cost $244,034)		233,282

GERMANY- 7.4%

AUTOMOTIVE- .3%
Porsche Automobil Holding SE	6	10,726

CHEMICALS- 2.8%
BASF SE	78	10,117
Bayer AG	1,038	84,818
		94,935
FINANCE- 1.4%
Deutsche Boerse AG	268	46,702

MANUFACTURING- .2%
ThyssenKrupp AG	162	7,888

MEDICAL PRODUCTS- 1.0%
Merck KGaA	267	32,884

PERSONAL CARE- .8%
Beiersdorf AG	373	28,671

UTILITIES- .9%
RWE AG	258	31,541

TOTAL GERMANY (Cost $225,654)		253,347

GREAT BRITAIN- 10.1%

ADVERTISING- .1%
WPP Group PLC	316	3,889

AEROSPACE & DEFENSE- 1.3%
Rolls-Royce Group Plc*	4,742	44,759

BEVERAGES- .6%
Diageo plc	1,051	21,210

BROADCASTING- .1%
British Sky Broadcasting Group plc	463	5,085

COMMERCIAL BANKS- .5%
HBOS plc	254	3,538
Lloyds TSB Group plc	1,290	11,263
Royal Bank of Scotland Group Plc	335	2,582
		17,383

ELECTRIC UTILITIES- 1.4%
National Grid PLC	3,022	46,701

FOOD & BEVERAGES- .4%
Compass Group PLC	2,196	13,922

HEALTH & PERSONAL CARE- .7%
Reckitt Benckiser Group PLC	424	22,203

MEDICAL PRODUCTS- 2.1%
Smith & Nephew plc	5,398	73,377

OIL & GAS- 1.3%
BP plc	4,243	45,209

REAL ESTATE- .8%
Land Securities Group plc	818	26,075

RETAIL- .5%
GAME GROUP PLC	4,196	16,715

TELEPHONES- .1%
BT Group Plc*	792	4,114

TOBACCO- .2%
Imperial Tobacco Group PLC	106	5,184

TOTAL GREAT BRITAIN (Cost $363,520)		345,826

Greece- .7%

Transportation- .7%
Aegean Marine Petroleum Network Inc.	715	23,373

Total Greece (Cost 28,011)		23,373

HONG KONG- 6.5%

BUILDING & CONSTRUCTION- .6%
China Communications Construction Company Ltd.*	8190	19,628

ELECTRONIC EQUIPMENT & INSTRUMENTS- .2%
Dongfang Electrical Machinery Company Limited Cl. H	1,335	7,940

FINANCIAL SERVICES- 2.5%
Hong Kong Exchanges & Clearing Limited	4,109	85,695

INDUSTRIAL CONGLOMERATES- .4%
Peace Mark (Holdings) Limited	10,401	12,130

OIL & GAS- .6%
CNOOC Limited	13,312	18,818

REAL ESTATE- .8%
Hang Lung Properties Limited	2,411	9,546
Sun Hung Kai Properties Limited	907	18,001
		27,547

RETAIL- .8%
Espirit Holdings Limited	1,123	14,627
New World Department Store China*	10,137	12,762
		27,389

WIRELESS TELECOMMUNICATION SERVICES- .4%
China Mobile (Hong Kong) Limited	985	14,524

UTILITIES- .2%
Hong Kong and China Gas Company Limited	2,958	8,107

TOTAL HONG KONG (Cost $162,740)		221,778

INDIA- 1.3%

COMPUTER SERVICES- .4%
Satyam Computer Services- ADR#	598	14,561

FINANCIAL SERVICES- .5%
ICICI Bank Limited*	302	18,350

IT SERVICES- .4%
Infosys Technologies Limited	303	12,544

TOTAL INDIA (Cost $48,833)		45,455

ISRAEL- 5.3%

COMMUNICATION EQUIPMENT- 1.7%
NICE Systems Ltd. ADR*#	1,896	58,037

ELECTRONICS:SEMI-CONDUCTORS/COMPONENTS- 1.6%
Mellanox Technologies Ltd.*	3,412	54,012

PHARMACEUTICALS- 2.0%
Teva Pharmaceutical Industries Ltd.ADR#	1,502	69,152

TOTAL ISRAEL (Cost $185,446)		181,201

ITALY- .6%

AUTOMOTIVE- .6%
Fiat S.P.A	843	19,716

TOTAL ITALY- (Cost $24,872)		19,716

JAPAN- 5.6%

COMMERCIAL BANKS- .4%
Resona Holdings, Inc.*	8	12,885

ELECTRONIC EQUIPMENT & INSTRUMENTS- .5%
Mitsubishi Electric Corp.	1,966	18,092

MACHINERY- 1.1%
FANUC LTD.	123	10,919
ITOCHU Corporation	1,606	14,849
KOMATSU LTD.	552	13,460
		39,228

METALS- .2%
Sumitomo Metal Industries, Ltd	1,713	8,193

TELEPHONE COMMUNICATION- .7%
SOFTBANK Corp.	1,230	22,692

TOBACCO- .2%
JAPAN TOBACCO INC.	1	5,308

TOYS- 2.5%
Nintendo Co., Ltd.	168	84,971

TOTAL JAPAN (Cost $173,733)		191,369

MEXICO- 2.4%

WIRELESS TELECOMMUNICATION SERVICES- 2.4%
America Movil S.A. de C.V. Series L ADR#	1,380	82,676

TOTAL MEXICO (Cost $58,498)		82,676

NETHERLANDS- 8.5%

COMPUTER SERVICES- 1.0%
Tele Atlas NV	878	34,669

CONSTRUCTION & ENGINEERING- 2.0%
Chicago Bridge & Iron Company N.V.	1,557	69,271

ELECTRONIC EQUIPMENT & INSTRUMENTS- .7%
Koninklijke (Royal) Philips Electronics N.V	589	22,943

FOOD & BEVERAGES-1.5%
Heineken NV	679	38,017
Koninklijke Ahold NV*	970	12,660
		50,677

PUBLISHING- .5%
Reed Elsevier NV	896	16,324

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- .8%
ASML Holding N.V *	1,079	28,364

SOFTWARE- 1.4%
TomTom NV*	905	49,744

TELEPHONES- .6%
Koninklijke (Royal) KPN NV	1,166	21,075

TOTAL NETHERLANDS (Cost $283,224)		293,067

NORWAY- 1.2%

OIL:CRUDE PRODUCERS
StatoiHydro ASA	0	7

OIL & GAS- 1.0%
Norsk Hydro ASA	2,839	33,824

TELEPHONES- .2%
Telenor ASA	295	6,074

TOTAL NORWAY (Cost $43,757)		39,905

PORTUGAL- 1.3%

TELEPHONES- 1.3%
Portugal Telecom, SGPS, S.A.	3,402	43,643

TOTAL PORTUGAL (Cost $43,847)		43,643

SOUTH AFRICA- 2.6%

SOFTWARE- 2.6%
Net 1 UEPS Technologies, Inc.*	3,070	88,048

TOTAL SOUTH AFRICA (Cost $82,128)		88,048

SPAIN- .1%

RETAIL- .1%
Industria de Diseno Textil, S.A.	97	4,853

TOTAL SPAIN (Cost $5,547)		4,853

SWEDEN- 1.4%

MACHINERY- 1.2%
Atlas Copco AB	2,240	31,926
Sandvik AB	704	10,146
		42,072

RETAIL- .2%
Hennes & Mauritz AB (H&M)	116	6,252

TOTAL SWEDEN (Cost $55,078)		48,324

SWITZERLAND- 4.1%

ELECTRONIC EQUIPMENT & INSTRUMENTS- .7%
STMicroelectronics N.V.	1,863	23,097

FINANCE- 1.5%
UBS AG	1,261	52,203

FINANCIAL SERVICES- .1%
Credit Suisse Group	62	3,518

MEDICAL PRODUCTS- 1.8%
Novartis AG	1,208	60,987

TOTAL SWITZERLAND (Cost $177,368)		139,805

TAIWAN- .4%

ELECTRONIC EQUIPMENT & INSTRUMENTS- .4%
Hon Hai Precision Industry Co., Ltd.*	2,793	14,994

TOTAL TAIWAN (Cost $15,423)		14,994

TOTAL COMMON STOCKS (Cost $2,917,725)		3,026,856

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS- 9.6%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $330,000)	$330,000	330,000

Total Investments (Cost $3,247,725) (a)	97.8%	3,356,856

Liabilities in Excess of Other Assets	2.2	70,935
NET ASSETS	100.0%	$3,427,791

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,247,725 amounted to $109,131 which consisted of aggregate gross unrealized appreciation of $368,636 and aggregate gross unrealized depreciation of $259,505.

THE SPECTRA FUNDS

TECHNOLOGY FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 95.2%
BUSINESS SERVICES- 3.3%
TeleTech Holdings Inc.*	1,155	$22,788

COMMUNICATION EQUIPMENT- 7.4%
Cisco Systems, Inc.*	815	19,967
Corning Incorporated*	335	8,063
Foundry Networks, Inc.*	750	10,350
Research In Motion Limited*	130	12,204
		50,584

COMMUNICATION TECHNOLOGY- 2.4%
Novatel Wireless, Inc.*	1,015	16,240

COMPUTER SERVICES- 5.0%
Digital River, Inc.*	355	13,313
Satyam Computer Services- ADR#	840	20,454
		33,767

COMPUTER TECHNOLOGY- 1.4%
Atheros Communications*	355	9,695

COMPUTERS & PERIPHERALS- 8.2%
Apple Computer, Inc.*	205	27,749
Memc Electronic Materials, Inc.*	395	28,227
		55,976

ELECTRONICS- 4.9%
Nintendo Co., Ltd. ADR#	240	14,954
SONY CORPORATION ADR#	385	18,284
		33,238

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- 3.9%
Mellanox Technologies Ltd.*	820	12,981
Spreadtrum Communications, Inc. ADR*#	1,435	13,632
		26,613

ENERGY- 3.9%
First Solar, Inc.*	60	10,906
JA Solar Holdings Co. Ltd. ADR*#	305	15,503
		26,409

FINANCIAL SERVICES- .3%
Nymex Holdings Inc.*	15	1,725

INFORMATION TECHNOLOGY SERVICES- 3.2%
Cognizant Technology Solutions Corporation Cl. A*	775	21,622

INTERNET & CATALOG RETAIL- 3.8%
eBay Inc.*	965	25,949

INTERNET SOFTWARE & SERVICES- 13.3%
athenahealth Inc.*	80	2,512
DealerTrack Holdings Inc.*	845	22,781
Google Inc. Cl. A*	25	14,108
Netease.com Inc. ADR*#	420	7,589
Omniture Inc.*	956	23,637
Vocus, Inc.*	365	10,738
Yahoo! Inc. *	465	8,919
		90,284

MEDIA- 1.4%
Focus Media Holding Limited ADR*#	200	9,610

MEDICAL PRODUCTS- 2.1%
Metabolix, Inc.*	765	13,946

PHOTOGRAPHY- 1.6%
Shutterfly, Inc.*	545	10,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 9.4%
Cree, Inc.*	305	9,013
Intel Corporation	445	9,434
KLA-Tencor Corporation	165	6,894
Lam Research Corporation*	165	6,334
Tessera Technologies Inc.*	460	18,018
Varian Semiconductor Equipment Associates, Inc.*	455	14,656
		64,349

SOFTWARE- 18.0%
Activision, Inc.*	440	11,383
Electronic Arts Inc.*	175	8,290
Longtop Financial Technologies Limited*	265	4,836
Microsoft Corporation	980	31,948
Net 1 UEPS Technologies, Inc.*	560	16,061
Oracle Corporation*	725	14,899
Taleo Corporation*	645	13,629
Tibco Software Inc.*	2,940	21,874
		122,920

WIRELESS TELECOMMUNICATION SERVICES- 1.7%
American Tower Corporation Cl. A*	315	11,822

TOTAL COMMON STOCKS (Cost $653,634)		648,137

Total Investments (Cost $653,634) (a)	95.2%	648,137
Liabilities in Excess of Other Assets	4.8	32,735
NET ASSETS	100.0%	$680,872

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $653,634 amounted to $5,497 which consisted of aggregate gross unrealized appreciation of $65,392 and aggregate gross unrealized depreciation of $70,889.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Spectra Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 25, 2008